COMMITMENTS AND CONTINGENT LIABILITIES DISCLOSURE	12 Months Ended
Mar. 31, 2018
Notes
COMMITMENTS AND CONTINGENT LIABILITIES DISCLOSURE

15.          COMMITMENTS AND CONTINGENT LIABILITIES

(a)           Under the terms of the License Agreement dated January 25, 2013, PPL is required to reimburse to the Licensor, Trojan Technologies Limited, 50% of all maintenance costs of the US Patent #7,968,512 and to pay royalties of 3% on Net Receipts from sales of the Licensed Product and 5% on Net Receipts from third parties in respect of development or other exploitation of Licensed Intellectual Property and/or Licensed Products up to a maximum of $30 million.

(b)           As explained in Note 7, the Company is committed to invest approximately €1.5 million ($1.85 million) in Stimunity on Stimunity’s achievement of certain agreed milestones.

(c)           As explained in Note 8, PPL is committed to provide loan facility to PGL of up to £1 million ($1.4 million)  and studentship grant to the University of Glasgow of £22,279 ($31, 224) in equal instalments over the next two years.

(d)           Under a consulting contract dated November 11, 2017, Dr. Marcoux, the CEO and CSO of PPL is entitled to an additional option to acquire up to 2% equity in PPL for $50,000. The options have not yet been finalized and issued. None will vest in the year ended March 31, 2018.